Related party disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	£ 19,000	£ 18,000	£ 17,000
– post-employment benefits	1,000	1,000	2,000
– share-based payments	17,000	16,000	13,000
Key management personnel compensation - total	37,000	35,000	32,000
Salary; fees; benefits; incentives
– salary	2,553,000	2,315,000	2,277,000
Pension; other emoluments
Total emoluments	19,000	18,000	17,000
Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	14,553	10,390	7,662
– post-employment benefits	320	318	304
Salary; fees; benefits; incentives
– salary	2,129	2,119	2,026
– taxable benefits	449	420	744
– short-term incentives	3,761	4,128	3,274
– long-term incentives	7,888	3,399	1,294
Sub-total	14,227	10,066	7,338
Pension; other emoluments
– other emoluments	6	6	20
Sub-total	326	324	324
Total emoluments	14,553	10,390	7,662
Chairman
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	729	782	791
Salary; fees; benefits; incentives
– fees	670	727	714
– taxable benefits	59	55	77
Sub-total	729	782	791
Pension; other emoluments
Total emoluments	729	782	791
Non-Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	1,105	1,047	1,100
Salary; fees; benefits; incentives
– fees	1,027	1,045	1,028
– taxable benefits	78	2	72
Sub-total	1,105	1,047	1,100
Pension; other emoluments
Total emoluments	1,105	1,047	1,100
Total Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	16,387	12,219	9,553
– post-employment benefits	320	318	304
Salary; fees; benefits; incentives
– salary	2,129	2,119	2,026
– fees	1,697	1,772	1,742
– taxable benefits	586	477	893
– short-term incentives	3,761	4,128	3,274
– long-term incentives	7,888	3,399	1,294
Sub-total	16,061	11,895	9,229
Pension; other emoluments
– other emoluments	6	6	20
Sub-total	326	324	324
Total emoluments	£ 16,387	£ 12,219	£ 9,553